Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Intangible Assets

The change in intangible assets is broken down as follows, per class of assets:

(€‘000)	Goodwill	In-process research and development	Development costs	Patents, licences, trademarks	Software	Total
Cost:
At January 1st 2016	1,003	38,254	1,084	13,337	107	53,785
Additions	—	—	—	—	95	95
Currency translation adjustments	37	1,401	—	—	—	1,438
Divestiture	—	—	—	—	—	—
At December 31, 2016	1,040	39,655	1,084	13,337	203	55,318
Additions	—	—	—	—		—
Currency translation adjustments	(126)	(4,801)	—	—	3	(4,924)
Divestiture	—	—	—	—	(93)	(93)
At December 31, 2017	914	34,854	1,084	13,337	111	50,301

Accumulated amortisation
At January 1st 2016			(212)	(4,698)	(85)	(4,995)
Amortisation charge	—	—	(66)	(675)	(15)	(756)
At December, 31 2016	—	—	(279)	(5,373)	(100)	(5,752)
Amortisation charge	—	—	(66)	(675)	(7)	(748)
Divestiture	—	—	—	—	(3)	(3)
Impairment (non-recurring loss)	—	—	—	(7,289)		(7,289)
At December 31, 2017	—	—	(345)	(13,337)	(110)	(13,792)

Net book value
Cost	1,040	39,655	1,084	13,337	203	55,318
Accumulated amortisation	—	—	(279)	(5,373)	(100)	(5,752)

At December 31, 2016	1,040	39,655	805	7,964	103	49,566

Cost	914	34,854	1,084	13,337	111	50,300
Accumulated amortisation	—	—	(345)	(13,337)	(110)	(13,792)

At December 31, 2017	914	34,854	739	—	1	36,508

Summary of Probabilities of Success for Products
Probability of our product candidates getting on the market were used as follows:

PoS	Phase I to II	Phase II to III	Phase III to NDA/BLA	NDA/BLA to Approval	Cumulative PoS
Hem	62%	29%	53%	86%	8.1%
Solid	64%	23%	34%	80%	4%

Summary of Sensitivity Analyses of Recoverable Amount of CGU
The following table presents the sensitivity analyses of the recoverable amount of the CGU associated to OnCyte, LLC:

Sensitivity analysis		Discount rate (WACC)
Terminal Revenue Growth rate	Impact on model value	14.5%	15.25%	16.0%
	-25%	-21%	-30%	-38%
	-20%	-18%	-28%	-37%
	-15%	Model Reference	-25%	-34%